Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Dec. 22, 2014
Document Effective Date	Dec. 31, 2014
Prospectus Date	Dec. 31, 2014
Abbey Capital Futures Strategy Fund | Class A Shares
Risk/Return:
Trading Symbol	ABYAX
Abbey Capital Futures Strategy Fund | Class C Shares
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Trading Symbol	ABYCX
Abbey Capital Futures Strategy Fund | Class I Shares
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Trading Symbol	ABYIX
BOGLE SMALL CAP GROWTH | INSTITUTIONAL
Risk/Return:
Trading Symbol	BOGIX
BOGLE SMALL CAP GROWTH | INVESTOR
Risk/Return:
Trading Symbol	BOGLX
Free Market U.S. Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	FMUEX
Free Market International Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	FMNEX
Free Market Fixed Income Fund | Institutional Class
Risk/Return:
Trading Symbol	FMFIX
Matson Money U.S. Equity VI Portfolio | Institutional Class
Risk/Return:
Trading Symbol	FMVUX
Matson Money International Equity VI Portfolio | Institutional Class
Risk/Return:
Trading Symbol	FMVIX
Matson Money Fixed Income VI Portfolio | Institutional Class
Risk/Return:
Trading Symbol	FMVFX
SCHNEIDER SMALL CAP VALUE FUND | SCHNEIDER SMALL CAP VALUE FUND
Risk/Return:
Trading Symbol	SCMVX
SCHNEIDER VALUE FUND | SCHNEIDER VALUE FUND
Risk/Return:
Trading Symbol	SCMLX
Dynamic U.S. Growth Fund | Class I
Risk/Return:
Trading Symbol	DWUGX
Dynamic U.S. Growth Fund | Class II
Risk/Return:
Trading Symbol	DWUHX
Dynamic U.S. Growth Fund | Institutional
Risk/Return:
Trading Symbol	DWUIX
Summit Global Investments U.S. Low Volatility Equity Fund | Class I
Risk/Return:
Trading Symbol	SILVX
Summit Global Investments U.S. Low Volatility Equity Fund | Class A
Risk/Return:
Trading Symbol	LVOLX
Summit Global Investments U.S. Low Volatility Equity Fund | Retail Class
Risk/Return:
Trading Symbol	SGLVX
Bedford Shares Prospectus | RBB MONEY MARKET PORTFOLIO | BEDFORD
Risk/Return:
Trading Symbol	BDMXX
Sansom Shares Prospectus | RBB MONEY MARKET PORTFOLIO | SANSOM
Risk/Return:
Trading Symbol	SANXX
Institutional Class Prospectus | Boston Partners Small Cap Value Fund II | INSTITUTIONAL
Risk/Return:
Trading Symbol	BPSIX
Institutional Class Prospectus | Boston Partners All-Cap Value Fund | INSTITUTIONAL
Risk/Return:
Trading Symbol	BPAIX
Institutional Class Prospectus | Boston Partners Long/Short Equity Fund | INSTITUTIONAL
Risk/Return:
Trading Symbol	BPLSX
Institutional Class Prospectus | Boston Partners Long/Short Research Fund | Institutional Class
Risk/Return:
Trading Symbol	BPIRX
Institutional Class Prospectus | WPG Partners Small/Micro Cap Value Fund | INSTITUTIONAL
Risk/Return:
Trading Symbol	WPGTX
Institutional Class Prospectus | Boston Partners Global Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	BPGIX
Institutional Class Prospectus | Boston Partners Global Long/Short Fund | Institutional Class
Risk/Return:
Trading Symbol	BGLSX
Investor Class Prospectus | Boston Partners Small Cap Value Fund II | INVESTOR
Risk/Return:
Trading Symbol	BPSCX
Investor Class Prospectus | Boston Partners All-Cap Value Fund | INVESTOR
Risk/Return:
Trading Symbol	BPAVX
Investor Class Prospectus | Boston Partners Long/Short Equity Fund | INVESTOR
Risk/Return:
Trading Symbol	BPLEX
Investor Class Prospectus | Boston Partners Long/Short Research Fund | Investor Class
Risk/Return:
Trading Symbol	BPRRX
Investor Class Prospectus | Boston Partners Global Equity Fund | Investor Class
Risk/Return:
Trading Symbol	BPGRX
Investor Class Prospectus | Boston Partners Global Long/Short Fund | Investor Class
Risk/Return:
Trading Symbol	BGRSX
I Shares Prospectus | S1 Fund | I Shares
Risk/Return:
Trading Symbol	SONEX
R Shares Prospectus | S1 Fund | I Shares
Risk/Return:
Trading Symbol	SONEX
R Shares Prospectus | S1 Fund | R Shares
Risk/Return:
Trading Symbol	SONRX